CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 2,065,211	$ 1,295,358	$ 5,622,561	$ 3,758,165
Employee benefit expenses and severance payments	(507,333)	(332,331)	(1,358,615)	(915,085)
Interconnection and transmission costs	(100,726)	(33,558)	(200,813)	(112,382)
Fees for services, maintenance, materials and supplies	(264,101)	(168,286)	(714,553)	(506,572)
Taxes and fees with the Regulatory Authority	(178,621)	(102,592)	(485,015)	(293,654)
Commissions and advertising	(103,915)	(76,739)	(297,533)	(204,778)
Cost of equipment and handsets	(67,986)	(64,517)	(224,740)	(173,620)
Programming and content costs	(93,759)	(75,022)	(266,780)	(212,992)
Bad debt expenses	(27,124)	(25,207)	(97,299)	(77,335)
Other operating expenses, net	(72,520)	(65,125)	(260,826)	(178,313)
Depreciation, amortization and impairment of Fixed and intangible assets	(483,338)	(400,385)	(1,364,066)	(1,223,579)
Operating income (loss)	165,788	(48,404)	352,321	(140,145)
Losses from associates and joint ventures	(2,225)	(6,392)	(4,073)	(10,783)
Financial results from borrowings	(444,833)	121,748	(679,159)	1,779,364
Other financial results, net	(12,150)	(60,120)	(6,041)	181,914
Income (loss) before income tax	(293,420)	6,832	(336,952)	1,810,350
Income tax benefit (expense)	100,939	(22,042)	64,409	(556,137)
Net income (loss) for the period	(192,481)	(15,210)	(272,543)	1,254,213
Attributable to:
Controlling Company	(200,363)	(21,557)	(289,156)	1,236,724
Non-controlling interest	$ 7,882	$ 6,347	$ 16,613	$ 17,489
Earnings (losses) per share for income attributable to the Controlling Company
Basic earnings (losses) per share	$ (93.03)	$ (10.01)	$ (134.26)	$ 574.24
Diluted earnings (losses) per share	$ (93.03)	$ (10.01)	$ (134.26)	$ 574.24